Share capital (Details Narrative)											1 Months Ended		3 Months Ended			12 Months Ended
	Jul. 02, 2021 shares	Jun. 13, 2020 USD ($) shares	Jun. 13, 2020 CAD ($) shares	Jun. 03, 2020 shares	May 08, 2020 shares	Mar. 20, 2020 USD ($) shares	Mar. 20, 2020 CAD ($) shares	Dec. 31, 2019 shares	Dec. 18, 2019 USD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	May 31, 2021 CAD ($) $ / shares shares	May 31, 2020 USD ($) shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Apr. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of shares issued																			966,667
proceeds from offering | $																	$ 31,017,374
Amount due to lender | $																5,588	33,349	$ 275,502
Issued capital | $																$ 124,897,859	122,741,230	$ 69,380,807
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Acquisition shares	386,584
Acquisition shares value	3,962,000
UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition shares								288,560
Acquisition shares value								3,804,344
Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition shares					2,258,215
Acquisition shares value					12,155,000
Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition shares					1,759,997
Acquisition shares value					7,579,000
Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition shares				100,000
Acquisition shares value				859,745
Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition shares				200,000
Acquisition shares value				1,719,491
Lender [Member]
IfrsStatementLineItems [Line Items]
Amount due to lender | $																	$ 100,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of shares vesting																	277,749
Restricted stock units [member] | SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for SideQik acquisition																		26,666
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		13,354	13,354			46,300	46,300		58,133	58,133	4,371,767	4,371,767	444,429	444,429			4,371,767	502,562
Gross proceeds from Issuance of common shares and warrants		$ 91,709	$ 125,000			$ 632,522	$ 900,003		$ 830,907	$ 1,090,000	$ 32,788,253	$ 32,788,253	$ 2,875,593	$ 3,999,860
Share price | (per share)									$ 14.25	$ 18.75	$ 15.00	$ 15.00		$ 9.00
Prospectus aggregate amount | $											$ 30,000,000	$ 30,000,000
Closing share price | $ / shares											$ 30.00	$ 30.00
Commissions | $																	$ 1,681,477
legal fees | $																	89,402
proceeds from offering | $																	$ 31,017,374
Warrants issued																	2,217,718
Warrants exercise price | $ / shares										$ 27.00				$ 13.50
Allocated common shares value									612,745	612,745			2,102,047	2,102,047
Allocated common shares									58,133	58,133			444,429	444,429
Allocated warrants value | $									$ 218,162						$ 773,546
Allocated warrants issued									29,067	29,067					222,214
Private Placements [Member] | Finders Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants issued																	159,554
Warrants exercise price | $ / shares																	$ 15.00
Percentage of issued																	50.00%
Private Placements [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued																	2,377,272
Private Placements [Member] | Finders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	63,666
Warrants issued																	63,666
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued on vesting of RSUs (in shares)																203,537	277,749	26,666
Shares for services																57,029
Common Stocks [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	6,666	1,739,615
Gross proceeds from Issuance of common shares and warrants | $																		$ 3,574,023
Number of shares vesting																	20,833
Conversion of convertible debt shares																	1,728,848
Cancelation shares																	40,000
Debt | $																	$ 226,556
Number of shares issued, value | $																	$ 54,061
Issued capital | $																		$ 4,919,596
Common Stocks [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	4,435,433
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	901,060	654,543
Warrants exercised | $																		$ 1,345,573